First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2024  (Unaudited)

Principal Amount[1]		Value
	BANK LOANS — 9.3%
65,000,000	Nephorn Pharmaceuticals Corporation 12.325%, 12/31/2027[2,3]	$65,000,000
	TOTAL BANK LOANS
	(Cost $65,000,000)	65,000,000
	COLLATERALIZED LOAN OBLIGATIONS — 28.9%
1,000,000	720 East CLO Ltd. Series 2023-2A, Class D, 9.806% (3-Month Term SOFR+515 basis points), 10/15/2036[4,5,6]	1,029,238
	AIMCO CLO Ltd.
1,500,000	Series 2024-22A, Class E, 11.117% (3-Month Term SOFR+650 basis points), 4/19/2037[4,5,6]	1,534,310
1,500,000	Series 2020-11A, Class D2R2, 8.847% (3-Month Term SOFR+420 basis points), 7/17/2037[4,5,6]	1,520,235
500,000	Series 2019-10A, Class ERR, 10.282% (3-Month Term SOFR+565 basis points), 7/22/2037[4,5,6]	506,624
1,000,000	Alinea CLO Ltd. Series 2018-1A, Class D, 7.979% (3-Month Term SOFR+336 basis points), 7/20/2031[4,5,6]	1,004,557
1,000,000	Annisa CLO Ltd. Series 2016-2A, Class DRR, 7.417% (3-Month Term SOFR+280 basis points), 7/20/2031[4,5,6]	1,004,200
	Apidos CLO Ltd.
1,500,000	Series 2018-29A, Class C, 7.637% (3-Month Term SOFR+301 basis points), 7/25/2030[4,5,6]	1,505,353
1,150,000	Series 2016-24A, Class DR, 10.679% (3-Month Term SOFR+606 basis points), 10/20/2030[4,5,6]	1,157,234
1,835,000	Series 2017-28A, Class C, 7.379% (3-Month Term SOFR+276 basis points), 1/20/2031[4,5,6]	1,841,430
750,000	Series 2019-31A, Class ER, 11.518% (3-Month Term SOFR+686 basis points), 4/15/2031[4,5,6]	756,716
1,500,000	Series 2013-15A, Class ERR, 10.579% (3-Month Term SOFR+596 basis points), 4/20/2031[4,5,6]	1,507,523
1,750,000	Series 2015-20A, Class DR, 10.609% (3-Month Term SOFR+596 basis points), 7/16/2031[4,5,6]	1,758,791
1,500,000	Series XXXA, Class CR, 7.632% (3-Month Term SOFR+300 basis points), 10/18/2031[4,5,6]	1,506,627
750,000	Series 2020-33A, Class ER, 11.246% (3-Month Term SOFR+661 basis points), 10/24/2034[4,5,6]	754,057
1,450,000	Ares CLO Ltd. Series 2018-50A, Class D, 7.818% (3-Month Term SOFR+316 basis points), 1/15/2032[4,5,6]	1,454,490
	Bain Capital Credit CLO Ltd.
1,500,000	Series 2018-2A, Class DR, 7.567% (3-Month Term SOFR+295 basis points), 7/19/2031[4,5,6]	1,507,529

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024  (Unaudited)

Principal Amount[1]		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
2,000,000	Series 2022-2A, Class A1, 5.952% (3-Month Term SOFR+132 basis points), 4/22/2035[4,5,6]	$2,004,628
	Barings CLO Ltd.
750,000	Series 2018-3A, Class E, 10.629% (3-Month Term SOFR+601 basis points), 7/20/2029[4,5,6]	753,793
1,250,000	Series 2015-2A, Class DR, 7.829% (3-Month Term SOFR+321 basis points), 10/20/2030[4,5,6]	1,255,528
	Benefit Street Partners CLO Ltd.
250,000	Series 2015-8A, Class DR, 10.479% (3-Month Term SOFR+586 basis points), 1/20/2031[4,5,6]	250,522
2,000,000	Series 2022-28A, Class AR, 5.912% (3-Month Term SOFR+135 basis points), 10/20/2037[4,5,6]	2,008,999
2,000,000	Series 2024-37A, Class A, 5.698% (3-Month Term SOFR+135 basis points), 1/25/2038[4,5,6]	1,999,713
1,000,000	Series 2024-36A, Class D1, 7.364% (3-Month Term SOFR+295 basis points), 1/25/2038[4,5,6]	1,000,007
	BlueMountain Fuji U.S. CLO Ltd.
1,500,000	Series 2017-3A, Class D, 7.318% (3-Month Term SOFR+266 basis points), 1/15/2030[4,5,6]	1,501,569
1,900,000	Series 2017-2A, Class C, 7.879% (3-Month Term SOFR+326 basis points), 10/20/2030[4,5,6]	1,904,495
1,050,000	Bristol Park CLO Ltd. Series 2016-1A, Class ER, 11.918% (3-Month Term SOFR+726 basis points), 4/15/2029[4,5,6]	1,053,874
	Bryant Park Funding Ltd.
1,000,000	Series 2024-23A, Class E, 11.253% (3-Month Term SOFR+673 basis points), 5/15/2037[4,5,6]	1,017,061
1,000,000	Series 2021-17RA, Class D1R, 7.810% (3-Month Term SOFR+325 basis points), 1/20/2038[4,5,6]	1,000,045
	Carlyle Global Market Strategies CLO Ltd.
2,000,000	Series 2014-4RA, Class C, 7.818% (3-Month Term SOFR+316 basis points), 7/15/2030[4,5,6]	2,007,634
750,000	Series 2014-4RA, Class D, 10.568% (3-Month Term SOFR+591 basis points), 7/15/2030[4,5,6]	747,746
1,500,000	Series 2014-2RA, Class C, 7.585% (3-Month Term SOFR+306 basis points), 5/15/2031[4,5,6]	1,506,222
1,000,000	Series 2014-3RA, Class C, 7.829% (3-Month Term SOFR+321 basis points), 7/27/2031[4,5,6]	1,004,275
2,000,000	Series 2012-4A, Class DR3, 8.132% (3-Month Term SOFR+350 basis points), 4/22/2032[4,5,6]	2,005,103
1,000,000	Series 2015-4A, Class CR, 8.579% (3-Month Term SOFR+396 basis points), 7/20/2032[4,5,6]	1,004,429

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024  (Unaudited)

Principal Amount[1]		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
	Carlyle U.S. CLO Ltd.
1,700,000	Series 2017-4A, Class C, 7.718% (3-Month Term SOFR+306 basis points), 1/15/2030[4,5,6]	$1,704,778
1,000,000	Series 2019-1A, Class D, 11.579% (3-Month Term SOFR+696 basis points), 4/20/2031[4,5,6]	1,006,824
1,000,000	Series 2023-5A, Class D, 9.717% (3-Month Term SOFR+510 basis points), 1/27/2036[4,5,6]	1,033,359
500,000	Catamaran CLO Ltd. Series 2018-1A, Class D, 8.537% (3-Month Term SOFR+391 basis points), 10/25/2031[4,5,6]	502,403
	CBAM Ltd.
2,000,000	Series 2017-4A, Class D, 7.518% (3-Month Term SOFR+286 basis points), 1/15/2031[4,5,6]	2,007,357
2,250,000	Series 2018-5A, Class D, 7.409% (3-Month Term SOFR+276 basis points), 4/17/2031[4,5,6]	2,255,276
	Cedar Funding CLO Ltd.
1,000,000	Series 2018-7A, Class DR, 7.367% (3-Month Term SOFR+275 basis points), 1/20/2031[4,5,6]	1,003,104
1,000,000	Series 2016-5A, Class DR, 7.909% (3-Month Term SOFR+326 basis points), 7/17/2031[4,5,6]	1,003,419
2,500,000	Series 2014-4A, Class AR3, 7.367% (3-Month Term SOFR+134 basis points), 1/23/2038[4,5,6]	2,499,997
1,000,000	Series 2014-4A, Class DR3, 7.367% (3-Month Term SOFR+330 basis points), 1/23/2038[4,5,6]	999,997
1,500,000	Series 2024-19A, Class A1, 12.677% (3-Month Term SOFR+133 basis points), 1/23/2038[4,5,6]	1,500,000
	CIFC Funding Ltd.
500,000	Series 2013-1A, Class DR, 11.559% (3-Month Term SOFR+691 basis points), 7/16/2030[4,5,6]	500,093
1,500,000	Series 2017-4A, Class D, 10.996% (3-Month Term SOFR+636 basis points), 10/24/2030[4,5,6]	1,510,833
1,000,000	Series 2015-1A, Class ERR, 10.893% (3-Month Term SOFR+626 basis points), 1/22/2031[4,5,6]	1,008,187
750,000	Series 2013-3RA, Class C, 7.796% (3-Month Term SOFR+316 basis points), 4/24/2031[4,5,6]	752,780
1,500,000	Series 2013-3RA, Class D, 10.796% (3-Month Term SOFR+616 basis points), 4/24/2031[4,5,6]	1,512,338
1,000,000	Series 2014-3A, Class DR2, 8.293% (3-Month Term SOFR+366 basis points), 10/22/2031[4,5,6]	1,003,609
1,000,000	Series 2018-2A, Class D1R, 7.701% (3-Month Term SOFR+305 basis points), 10/20/2037[4,5,6]	1,019,180
1,500,000	Series 2018-1A, Class D1R, 7.274% (3-Month Term SOFR+280 basis points), 1/18/2038[4,5,6]	1,500,000

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024  (Unaudited)

Principal Amount[1]		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
	Creeksource Dunes Creek CLO Ltd.
1,500,000	Series 2024-1A, Class A1, 5.744% (3-Month Term SOFR+141 basis points), 1/15/2038[4,5,6]	$1,500,000
1,500,000	Series 2024-1A, Class D, 7.434% (3-Month Term SOFR+310 basis points), 1/15/2038[4,5,6]	1,500,000
750,000	Series 2024-1A, Class E, 10.484% (3-Month Term SOFR+615 basis points), 1/15/2038[4,5,6]	750,000
	Crestline Denali CLO Ltd.
750,000	Series 2018-1A, Class D, 8.168% (3-Month Term SOFR+351 basis points), 10/15/2031[4,5,6]	750,957
1,000,000	Series 2016-1A, Class DR, 8.238% (3-Month Term SOFR+361 basis points), 10/23/2031[4,5,6]	1,003,057
1,000,000	Denali Capital CLO Ltd. Series 2016-1A, Class ER, 10.818% (3-Month Term SOFR+616 basis points), 4/15/2031[4,5,6]	1,000,000
	Dewolf Park CLO Ltd.
1,000,000	Series 2017-1A, Class DR, 7.768% (3-Month Term SOFR+311 basis points), 10/15/2030[4,5,6]	1,002,954
1,000,000	Series 2017-1A, Class E, 11.118% (3-Month Term SOFR+646 basis points), 10/15/2030[4,5,6]	1,004,150
2,000,000	Dryden CLO Ltd. Series 2020-86A, Class A1R, 6.009% (3-Month Term SOFR+136 basis points), 7/17/2034[4,5,6]	2,002,701
	Dryden Senior Loan Fund
1,000,000	Series 2013-30A, Class DR, 7.385% (3-Month Term SOFR+286 basis points), 11/15/2028[4,5,6]	1,003,414
1,244,373	Series 2014-36A, Class AR3, 5.938% (3-Month Term SOFR+128 basis points), 4/15/2029[4,5,6]	1,246,861
1,000,000	Series 2014-36A, Class ER2, 11.798% (3-Month Term SOFR+714 basis points), 4/15/2029[4,5,6]	1,000,083
500,000	Series 2017-54A, Class D, 7.979% (3-Month Term SOFR+336 basis points), 10/19/2029[4,5,6]	501,480
950,000	Series 2016-45A, Class DRR, 7.706% (3-Month Term SOFR+305 basis points), 10/15/2030[4,5,6]	954,418
1,000,000	Series 2015-41A, Class DR, 7.518% (3-Month Term SOFR+286 basis points), 4/15/2031[4,5,6]	1,003,678
500,000	Series 2015-40A, Class DR, 7.885% (3-Month Term SOFR+336 basis points), 8/15/2031[4,5,6]	502,161
	Eaton Vance CLO Ltd.
1,000,000	Series 2015-1A, Class DR, 7.379% (3-Month Term SOFR+276 basis points), 1/20/2030[4,5,6]	1,002,743
500,000	Series 2013-1A, Class D3R, 11.718% (3-Month Term SOFR+706 basis points), 1/15/2034[4,5,6]	501,580

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024  (Unaudited)

Principal Amount[1]		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
2,000,000	Elmwood CLO Ltd. Series 2020-1A, Class AR, 6.092% (3-Month Term SOFR+146 basis points), 4/18/2037[4,5,6]	$2,005,106
	Empower CLO Ltd.
1,000,000	Series 2023-2A, Class D, 10.056% (3-Month Term SOFR+540 basis points), 7/15/2036[4,5,6]	1,027,899
1,500,000	Series 2022-1A, Class D1R, 7.617% (3-Month Term SOFR+300 basis points), 10/20/2037[4,5,6]	1,520,023
	Flatiron CLO Ltd.
1,000,000	Series 2020-1A, Class ER, 10.971% (3-Month Term SOFR+645 basis points), 5/20/2036[4,5,6]	1,014,444
750,000	Series 2023-2A, Class E, 12.486% (3-Month Term SOFR+783 basis points), 1/15/2037[4,5,6]	774,377
	Galaxy CLO Ltd.
800,000	Series 2015-21A, Class ER, 10.129% (3-Month Term SOFR+551 basis points), 4/20/2031[4,5,6]	803,035
500,000	Series 2018-27A, Class E, 10.527% (3-Month Term SOFR+604 basis points), 5/16/2031[4,5,6]	503,027
750,000	Series 2018-28A, Class D, 7.918% (3-Month Term SOFR+326 basis points), 7/15/2031[4,5,6]	753,528
1,000,000	Series 2018-26A, Class E, 10.625% (3-Month Term SOFR+611 basis points), 11/22/2031[4,5,6]	1,008,816
1,500,000	Series 2017-24A, Class AR, 6.187% (3-Month Term SOFR+154 basis points), 4/15/2037[4,5,6]	1,509,625
	Generate CLO Ltd.
1,000,000	Series 2023-12A, Class E, 13.017% (3-Month Term SOFR+840 basis points), 7/20/2036[4,5,6]	1,033,444
1,000,000	Series 3A, Class D2R, 9.517% (3-Month Term SOFR+490 basis points), 10/20/2036[4,5,6]	1,034,050
1,500,000	Goldentree Loan Management U.S. CLO Ltd. Series 2019-5A, Class DRR, 7.417% (3-Month Term SOFR+280 basis points), 10/20/2032[4,5,6]	1,506,300
	HPS Loan Management Ltd.
2,000,000	Series 13A-18, Class CR, 6.806% (3-Month Term SOFR+215 basis points), 10/15/2030[4,5,6]	2,006,661
1,000,000	Series 13A-18, Class DR, 7.606% (3-Month Term SOFR+295 basis points), 10/15/2030[4,5,6]	1,003,211
500,000	Series 2023-17A, Class E, 12.576% (3-Month Term SOFR+795 basis points), 4/23/2036[4,5,6]	506,475
1,000,000	KKR CLO Ltd. Series 44A, Class D, 9.617% (3-Month Term SOFR+500 basis points), 1/20/2036[4,5,6]	1,026,125
497,254	LCM Ltd. Series 25A, Class AR, 5.717% (3-Month Term SOFR+110 basis points), 7/20/2030[4,5,6]	497,423

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024  (Unaudited)

Principal Amount[1]		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
1,500,000	Long Point Park CLO Ltd. Series 2017-1A, Class C, 7.309% (3-Month Term SOFR+266 basis points), 1/17/2030[4,5,6]	$1,505,893
	Magnetite CLO Ltd.
500,000	Series 2015-15A, Class ER, 10.087% (3-Month Term SOFR+546 basis points), 7/25/2031[4,5,6]	502,290
1,100,000	Series 2020-25A, Class E, 11.237% (3-Month Term SOFR+661 basis points), 1/25/2032[4,5,6]	1,109,845
1,000,000	Series 2020-28A, Class D1RR, 0.000% (3-Month Term SOFR+270 basis points), 1/15/2038[4,5,6]	1,000,000
	Magnetite Ltd.
1,000,000	Series 2018-20A, Class E, 10.229% (3-Month Term SOFR+561 basis points), 4/20/2031[4,5,6]	1,004,607
1,250,000	Series 2022-35A, Class ER, 11.876% (3-Month Term SOFR+725 basis points), 10/25/2036[4,5,6]	1,283,389
	Marble Point CLO Ltd.
1,000,000	Series 2018-1A, Class D, 7.909% (3-Month Term SOFR+326 basis points), 7/16/2031[4,5,6]	1,003,159
1,000,000	Series 2019-1A, Class BR2, 6.157% (3-Month Term SOFR+160 basis points), 7/23/2032[4,5,6]	1,000,034
1,375,000	Menlo CLO Ltd. Series 2024-1A, Class D1, 7.580% (3-Month Term SOFR+325 basis points), 1/20/2038[4,5,6]	1,375,000
1,000,000	Morgan Stanley Eaton Vance CLO Ltd. Series 2022-18A, Class D1R, 7.662% (3-Month Term SOFR+310 basis points), 10/20/2037[4,5,6]	1,016,598
1,000,000	Mountain View CLO Ltd. Series 2019-2A, Class DR, 9.256% (3-Month Term SOFR+460 basis points), 7/15/2037[4,5,6]	1,010,763
800,000	Myers Park CLO Ltd. Series 2018-1A, Class D, 7.929% (3-Month Term SOFR+331 basis points), 10/20/2030[4,5,6]	803,281
	Neuberger Berman Loan Advisers CLO Ltd.
1,471,032	Series 2019-31A, Class AR, 5.919% (3-Month Term SOFR+130 basis points), 4/20/2031[4,5,6]	1,472,105
1,000,000	Series 2018-27A, Class D2R, 9.156% (3-Month Term SOFR+450 basis points), 7/15/2038[4,5,6]	1,015,812
1,000,000	Series 2018-28A, Class D1R, 8.178% (3-Month Term SOFR+320 basis points), 10/20/2038[4,5,6]	1,021,849
500,000	Series 2024-59A, Class D2, 11.132% (3-Month Term SOFR+380 basis points), 1/23/2039[4,5,6]	500,000
1,000,000	New Mountain CLO Ltd. Series CLO-1X, Class ER, 11.598% (3-Month Term SOFR+694 basis points), 10/15/2034[5,6]	1,007,747

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024  (Unaudited)

Principal Amount[1]		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
1,000,000	Newark BSL CLO Ltd. Series 2017-1A, Class D, 11.187% (3-Month Term SOFR+656 basis points), 7/25/2030[4,5,6]	$998,943
	OCP CLO Ltd.
1,500,000	Series 2014-6A, Class CR, 8.109% (3-Month Term SOFR+346 basis points), 10/17/2030[4,5,6]	1,504,903
500,000	Series 2014-6A, Class DR, 11.429% (3-Month Term SOFR+678 basis points), 10/17/2030[4,5,6]	500,684
1,000,000	Series 2014-5A, Class BR, 6.679% (3-Month Term SOFR+206 basis points), 4/26/2031[4,5,6]	1,003,819
1,000,000	Series 2014-5A, Class CR, 7.779% (3-Month Term SOFR+316 basis points), 4/26/2031[4,5,6]	1,004,115
1,000,000	Series 2019-16A, Class DR, 8.088% (3-Month Term SOFR+341 basis points), 4/10/2033[4,5,6]	1,005,486
1,000,000	Series 2023-30A, Class D, 9.135% (3-Month Term SOFR+450 basis points), 1/24/2037[4,5,6]	1,028,941
1,000,000	Series 2023-30A, Class E, 11.725% (3-Month Term SOFR+709 basis points), 1/24/2037[4,5,6]	1,020,740
1,000,000	Series 2020-20A, Class D1R, 8.232% (3-Month Term SOFR+360 basis points), 4/18/2037[4,5,6]	1,018,334
1,000,000	Series 2021-22A, Class D1R, 7.557% (3-Month Term SOFR+300 basis points), 10/20/2037[4,5,6]	1,008,520
1,000,000	Series 2015-10A, Class D1R3, 7.174% (3-Month Term SOFR+285 basis points), 1/26/2038[4,5,6]	1,000,000
	Octagon Investment Partners Ltd.
1,000,000	Series 2018-2A, Class C, 7.737% (3-Month Term SOFR+311 basis points), 7/25/2030[4,5,6]	1,003,881
2,000,000	Series 2018-18A, Class C, 7.609% (3-Month Term SOFR+296 basis points), 4/16/2031[4,5,6]	2,006,523
	OHA Credit Funding Ltd.
2,000,000	Series 2021-8A, Class D1R, 9.629% (3-Month Term SOFR+265 basis points), 1/20/2038[4,5,6]	2,000,000
1,000,000	Series 2019-2A, Class D1R2, 8.278% (3-Month Term SOFR+270 basis points), 1/21/2038[4,5,6]	1,000,000
	OZLM Ltd.
1,000,000	Series 2018-22A, Class C, 7.559% (3-Month Term SOFR+291 basis points), 1/17/2031[4,5,6]	1,003,133
1,000,000	Series 2017-21A, Class C, 7.549% (3-Month Term SOFR+293 basis points), 1/20/2031[4,5,6]	1,003,257
1,120,000	Series 2018-20A, Class C, 7.829% (3-Month Term SOFR+321 basis points), 4/20/2031[4,5,6]	1,123,743
500,000	Palmer Square Loan Funding Ltd. Series 2020-1A, Class SUB, 0.000%, 2/20/2028[2,3,4,5,7,8]	—

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024  (Unaudited)

Principal Amount[1]		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
1,000,000	Post CLO Ltd. Series 2024-1A, Class E, 11.417% (3-Month Term SOFR+680 basis points), 4/20/2037[4,5,6]	$1,027,219
	Regatta Funding Ltd.
1,000,000	Series 2018-2A, Class CR, 7.356% (3-Month Term SOFR+270 basis points), 7/15/2031[4,5,6]	1,004,742
1,800,000	Series 2018-3A, Class DR, 7.426% (3-Month Term SOFR+280 basis points), 10/25/2031[4,5,6]	1,806,652
1,000,000	Series 2018-4A, Class C, 8.187% (3-Month Term SOFR+356 basis points), 10/25/2031[4,5,6]	1,004,816
1,400,000	Series 2018-3A, Class E, 10.837% (3-Month Term SOFR+621 basis points), 10/25/2031[4,5,6]	1,386,018
1,250,000	Series 2018-4A, Class D, 11.387% (3-Month Term SOFR+676 basis points), 10/25/2031[4,5,6]	1,245,266
1,000,000	Series 2019-2A, Class ER, 11.756% (3-Month Term SOFR+710 basis points), 1/15/2033[4,5,6]	1,004,384
2,000,000	Series 2016-1A, Class A1R2, 5.766% (3-Month Term SOFR+141 basis points), 6/20/2034[4,5,6]	2,002,397
1,000,000	Series 2016-1A, Class ER2, 11.016% (3-Month Term SOFR+666 basis points), 6/20/2034[4,5,6]	1,006,174
1,000,000	Series 2023-2A, Class D, 9.876% (3-Month Term SOFR+525 basis points), 1/25/2037[4,5,6]	1,038,610
1,500,000	Series 2017-1A, Class D1R, 8.347% (3-Month Term SOFR+370 basis points), 4/17/2037[4,5,6]	1,532,076
500,000	Series 2017-1A, Class D2R, 9.647% (3-Month Term SOFR+500 basis points), 4/17/2037[4,5,6]	507,903
1,300,000	Series 2021-3A, Class D1R, 7.667% (3-Month Term SOFR+310 basis points), 10/15/2037[4,5,6]	1,300,017
1,500,000	Series 2021-5A, Class D1R, 7.115% (3-Month Term SOFR+280 basis points), 1/20/2038[4,5,6]	1,500,000
750,000	Series 2021-5A, Class D2R, 8.315% (3-Month Term SOFR+400 basis points), 1/20/2038[4,5,6]	750,000
2,000,000	RR 36 Ltd. Series 2024-36RA, Class C1R, 6.456% (3-Month Term SOFR+275 basis points), 1/15/2040[4,5,6]	2,000,000
1,000,000	Signal Peak CLO Ltd. Series 2018-5A, Class D1R, 8.826% (3-Month Term SOFR+420 basis points), 4/25/2037[4,5,6]	1,025,786
1,500,000	Silver Point CLO Ltd. Series 2024-6A, Class A1, 5.967% (3-Month Term SOFR+140 basis points), 10/15/2037[4,5,6]	1,504,397
	Sound Point CLO Ltd.
1,500,000	Series 2017-3A, Class C, 7.879% (3-Month Term SOFR+326 basis points), 10/20/2030[4,5,6]	1,502,959

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024  (Unaudited)

Principal Amount[1]		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
1,000,000	Series 2017-4A, Class C, 7.379% (3-Month Term SOFR+276 basis points), 1/21/2031[4,5,6]	$1,001,262
1,350,000	Series 2018-2A, Class D, 7.879% (3-Month Term SOFR+326 basis points), 7/26/2031[4,5,6]	1,346,825
1,000,000	Southwick Park CLO LLC Series 2019-4A, Class DR, 7.829% (3-Month Term SOFR+321 basis points), 7/20/2032[4,5,6]	1,004,073
	Symphony CLO Ltd.
1,225,000	Series 2023-38A, Class D, 9.835% (3-Month Term SOFR+520 basis points), 4/24/2036[4,5,6]	1,241,259
500,000	Series 2022-34A, Class DR, 9.885% (3-Month Term SOFR+525 basis points), 7/24/2036[4,5,6]	513,273
1,000,000	Series 2023-39A, Class AR, 5.883% (3-Month Term SOFR+133 basis points), 1/25/2038[4,5,6]	1,000,010
	THL Credit Wind River CLO Ltd.
600,000	Series 2015-1A, Class ER, 10.679% (3-Month Term SOFR+606 basis points), 10/20/2030[4,5,6]	599,287
2,000,000	Series 2019-3A, Class AR2, 5.716% (3-Month Term SOFR+106 basis points), 4/15/2031[4,5,6]	2,004,371
750,000	Series 2019-3A, Class DR2, 7.756% (3-Month Term SOFR+310 basis points), 4/15/2031[4,5,6]	750,000
1,000,000	Trinitas CLO Ltd. Series 2023-25A, Class D1, 9.626% (3-Month Term SOFR+500 basis points), 1/23/2037[4,5,6]	1,026,851
	Upland CLO Ltd.
1,096,732	Series 2016-1A, Class A1AR, 5.899% (3-Month Term SOFR+128 basis points), 4/20/2031[4,5,6]	1,098,619
750,000	Series 2016-1A, Class CR, 7.779% (3-Month Term SOFR+316 basis points), 4/20/2031[4,5,6]	752,160
1,000,000	Verdelite Static CLO Ltd. Series 2024-1A, Class D, 7.467% (3-Month Term SOFR+285 basis points), 7/20/2032[4,5,6]	1,007,025
	Voya CLO Ltd.
750,000	Series 2017-1A, Class C, 8.239% (3-Month Term SOFR+359 basis points), 4/17/2030[4,5,6]	752,186
716,000	Series 2013-1A, Class CR, 7.868% (3-Month Term SOFR+321 basis points), 10/15/2030[4,5,6]	718,320
1,325,000	Series 2016-1A, Class CR, 7.529% (3-Month Term SOFR+291 basis points), 1/20/2031[4,5,6]	1,329,235
1,500,000	Series 2014-1A, Class CR2, 7.694% (3-Month Term SOFR+306 basis points), 4/18/2031[4,5,6]	1,505,372
1,500,000	Series 2018-1A, Class C, 7.479% (3-Month Term SOFR+286 basis points), 4/19/2031[4,5,6]	1,505,599

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024  (Unaudited)

Principal Amount[1]		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
1,250,000	Series 2018-2A, Class D, 7.668% (3-Month Term SOFR+301 basis points), 7/15/2031[4,5,6]	$1,254,234
1,250,000	Series 2018-3A, Class D, 7.918% (3-Month Term SOFR+326 basis points), 10/15/2031[4,5,6]	1,255,129
1,000,000	Series 2013-3A, Class CRR, 8.144% (3-Month Term SOFR+351 basis points), 10/18/2031[4,5,6]	1,004,905
1,000,000	Series 2015-3A, Class CR, 8.029% (3-Month Term SOFR+341 basis points), 10/20/2031[4,5,6]	1,004,708
1,000,000	Series 2020-1A, Class BR, 6.609% (3-Month Term SOFR+196 basis points), 7/16/2034[4,5,6]	1,001,690
1,500,000	Series 2020-3A, Class ER, 11.279% (3-Month Term SOFR+666 basis points), 10/20/2034[4,5,6]	1,504,869
1,000,000	Series 2021-2A, Class E, 11.479% (3-Month Term SOFR+686 basis points), 10/20/2034[4,5,6]	1,002,521
1,000,000	Series 2022-4A, Class ER, 11.317% (3-Month Term SOFR+670 basis points), 4/20/2037[4,5,6]	1,022,097
1,000,000	Series 2019-1A, Class A1RR, 5.819% (3-Month Term SOFR+137 basis points), 10/15/2037[4,5,6]	1,002,811
1,000,000	Series 2019-1A, Class D1RR, 7.499% (3-Month Term SOFR+305 basis points), 10/15/2037[4,5,6]	1,009,167
1,000,000	Series 2020-2A, Class D2RR, 7.582% (3-Month Term SOFR+400 basis points), 1/20/2038[4,5,6]	1,000,000
2,000,000	Whitebox CLO Ltd. Series 2020-2A, Class A1R2, 5.937% (3-Month Term SOFR+138 basis points), 10/24/2037[4,5,6]	2,004,108
	TOTAL COLLATERALIZED LOAN OBLIGATIONS
	(Cost $198,249,542)	201,700,673
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.0%
3,847,541	Alternative Loan Trust Series 2006-HY10, Class 1X, 0.476%, 5/25/2036[3,5]	79,836
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $118,666)	79,836

Number of Shares
COMMON STOCKS — 18.5%
AEROSPACE/DEFENSE-EQUIPMENT — 1.2%
142,185	Barnes Group, Inc.[8]	6,719,663

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024  (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	AEROSPACE/DEFENSE-EQUIPMENT (Continued)
65,132	Heroux-Devtek, Inc.*	$1,439,927
		8,159,590
	APPLICATIONS SOFTWARE — 2.6%
319,536	Smartsheet, Inc. - Class A*,8	17,903,602
	BUILDING & CONSTRUCT-MISCELLANEOUS — 0.6%
86,064	Summit Materials, Inc. - Class A*,8	4,354,838
	COMMERCIAL BANKS-CENTRAL US — 1.3%
152,315	Heartland Financial USA, Inc.[8]	9,337,671
	COMMERCIAL BANKS-SOUTHERN US — 0.2%
13,823	SouthState Corp.	1,375,112
	COMPUTER SOFTWARE — 0.7%
139,482	HashiCorp, Inc. - Class A*,8	4,771,679
	E-MARKETING/INFORMATION — 0.1%
344,641	Innovid Corp.*	1,064,941
	FOOD-MISC/DIVERSIFIED — 1.3%
109,619	Kellanova[8]	8,875,850
	HUMAN RESOURCES — 0.2%
63,092	Cross Country Healthcare, Inc.*	1,145,751
	REITS-SHOPPING CENTERS — 1.7%
700,560	Retail Opportunity Investments Corp.[8]	12,161,722
	RETAIL-MAJOR DEPT STORES — 0.6%
176,445	Nordstrom, Inc.	4,261,147
	SPECIFIED PURPOSE ACQUISITIONS — 7.5%
262,616	AA Mission Acquisition Corp. - Class A*,9	2,652,422
273,953	Agriculture & Natural Solutions Acquisition Corp. - Class A*,8,9	2,873,767
30,393	AI Transportation Acquisition Corp.*,9	327,029
26,484	Aimei Health Technology Co., Ltd.	279,936
23,770	Alphatime Acquisition Corp.	270,978
121,469	Andretti Acquisition Corp. II - Class A*,9	1,213,475
247,866	Ares Acquisition Corp. II - Class A*,8,9	2,721,569
25,547	Battery Future Acquisition Corp. - Class A*,9	284,849
11,205	Bayview Acquisition Corp. - Class A*,9	119,669
49,000	Black Hawk Acquisition Corp. - Class A*,9	508,620
69,627	Black Spade Acquisition II Co. - Class A*,9	691,396
141,639	Bleichroeder Acquisition Corp. I - Class A*,9	1,396,561
33,514	Bowen Acquisition Corp.[8]	366,643
68,311	Cantor Equity Partners, Inc. - Class A*,9	704,970
19,063	Cartesian Growth Corp. II*,9	222,275
8,534	Cartica Acquisition Corp.[8]	99,677

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024  (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
7,821	Cayson Acquisition Corp.*,9	$78,992
223,839	Centurion Acquisition Corp. - Class A*,9	2,261,893
97,389	Charlton Aria Acquisition Corp. - Class A*,9	969,994
63,044	Chenghe Acquisition II Co.*,9	638,005
15,528	Colombier Acquisition Corp. II - Class A*,9	182,454
30,000	Constellation Acquisition Corp. I - Class A*,8,9	351,000
8,059	CSLM Acquisition Corp. - Class A*,9	93,001
37,746	DT Cloud Acquisition Corp.*,8,9	394,068
91,134	Dynamix Corp. - Class A*,9	891,291
20,000	Embrace Change Acquisition Corp.*,9	234,800
39,536	Eureka Acquisition Corp.*,9	401,686
30,955	Evergreen Corp. - Class A*,9	367,745
52,815	Flag Ship Acquisition Corp.*,9	536,600
63,092	GigCapital7 Corp. - Class A*,9	630,289
221,058	GP Act III Acquisition Corp. - Class A*,8,9	2,241,528
13,765	GP Act III Sponsor - Class A [2]	—
17,206	GP Act III Sponsor - Class B2	—
185,067	Graf Global Corp. - Class A*,9	1,867,326
110,307	Haymaker Acquisition Corp. IV - Class A*,8,9	1,188,006
186,882	HCM II Acquisition Corp. - Class A*,9	1,872,558
27,870	Hennessy Capital Investment Corp. VI - Class A*	294,865
15,590	Horizon Space Acquisition I Corp.	176,479
19,750	Israel Acquisitions Corp.[8]	223,965
34,190	JVSPAC Acquisition Corp. - Class A*,9	356,944
4,556	LatAmGrowth SPAC - Class A	53,424
191,384	Launch One Acquisition Corp. - Class A*,9	1,921,495
192,642	Legato Merger Corp. III*,8,9	1,982,286
182,399	Lionheart Holdings - Class A*,9	1,842,230
204,949	M3-Brigade Acquisition V Corp. - Class A*,9	2,061,787
131,151	Melar Acquisition Corp. I - Class A*,9	1,322,002
71,590	Mercer Park Opportunities Corp. - Class A*,9	708,741
129,643	Nabors Energy Transition Corp. II - Class A*,8,9	1,400,144
18,817	Oak Woods Acquisition Corp. - Class A*,8,9	213,573
17,691	Patria Latin American Opportunity Acquisition Corp. - Class A*,8,9	206,100
55,443	Pyrophyte Acquisition Corp. - Class A*,8,9	634,822
5,236	Quetta Acquisition Corp.*	55,240
83,783	RF Acquisition Corp. II*,9	856,262
1	Silverbox Corp. IV - Class A*,9	10
163,953	SIM Acquisition Corp. I - Class A*,9	1,646,088
29,121	SK Growth Opportunities Corp. - Class A*,9	338,095
52,059	Slam Corp. - Class A*,8,9	590,870

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024  (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
60,962	Spark I Acquisition Corp.*,9	$648,636
50,453	Spring Valley Acquisition Corp. II - Class A*,9	568,101
64,961	Tavia Acquisition Corp.*,9	644,413
6,777	TLGY Acquisition Corp. - Class A*,9	79,020
183,750	Vine Hill Capital Investment Corp. - Class A*,9	1,846,687
170,669	Voyager Acquisition Corp. - Class A*,9	1,711,810
		52,319,161
	TRANSPORT-AIR FREIGHT — 0.5%
152,844	Air Transport Services Group, Inc.*	3,359,511
	TOTAL COMMON STOCKS
	(Cost $128,250,593)	129,090,575

Number of Contracts
	PURCHASED OPTIONS CONTRACTS — 29.8%
	CALL OPTIONS — 24.9%
	S&P 500 Index
1,833	Exercise Price: $5,000.00, Notional Amount: $916,500,000, Expiration Date: March 31, 2025*	174,419,115
	TOTAL CALL OPTIONS
	(Cost $175,096,022)	174,419,115
	PUT OPTIONS — 4.9%
	S&P 500 Index
216	Exercise Price: $5,585.00, Notional Amount: $120,636,000, Expiration Date: January 31, 2025*	487,080
1,833	Exercise Price: $6,000.00, Notional Amount: $1,099,800,000, Expiration Date: March 31, 2025*	33,598,890
	TOTAL PUT OPTIONS
	(Cost $34,058,555)	34,085,970
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $209,154,577)	208,505,085

Number of Shares
	RIGHTS — 0.0%
1,014	ABIOMED, Inc., Expiration Date: December 30, 2029*,2,8	1,034
42,939	Flag Ship Acquisition Corp., Expiration Date: Pending*,9	4,298
71,590	Mercer Park Opportunities Corp., Expiration Date: Pending*,9	3,580
64,961	Tavia Acquisition Corp., Expiration Date: December 19, 2025*,9	8,445
	TOTAL RIGHTS
	(Cost $1,034)	17,357

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024  (Unaudited)

Number of Units		Value
	UNITS — 0.9%
	PIPELINES — 0.4%
191,177	EnLink Midstream, LLC[8]	$2,705,155
	SPECIFIED PURPOSE ACQUISITIONS — 0.5%
16,280	Centurion Acquisition Corp. - Class A2	—
20,349	Centurion Acquisition Corp. - Class B2	—
49,587	Jackson Acquisition Co. II*,9	498,845
131,763	Mountain Lake Acquisition Corp.*,9	1,320,265
101,200	Range Capital Acquisition Corp.*,9	1,016,048
87,682	Translational Development Acquisition Corp.*,9	879,451
		3,714,609
	TOTAL UNITS
	(Cost $6,598,990)	6,419,764

Number of Shares
	WARRANTS — 0.0%
131,308	AA Mission Acquisition Corp., Expiration Date: July 31, 2030*,9	9,192
45,567	Dynamix Corp., Expiration Date: December 5, 2029*,9	11,875
71,590	Mercer Park Opportunities Corp., Expiration Date: August 28, 2029*,9	3,579
	TOTAL WARRANTS
	(Cost $0)	24,646
	SHORT-TERM INVESTMENTS — 17.2%
120,317,613	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class, 4.32%[8,10]	120,317,613
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $120,317,613)	120,317,613
	TOTAL INVESTMENTS — 104.6%
	(Cost $727,691,015)	731,155,549
	Liabilities in Excess of Other Assets — (4.6)%	(32,326,136)
	TOTAL NET ASSETS — 100.0%	$698,829,413
	SECURITIES SOLD SHORT — (1.9)%
	COMMON STOCKS — (1.9)%
	COMMERCIAL BANKS-CENTRAL US — (1.3)%
(83,774)	UMB Financial Corp.	(9,454,734)
	PIPELINES — (0.4)%
(26,998)	ONEOK, Inc.	(2,710,599)
	SUPER-REGIONAL BANKS-US — (0.2)%
(23,015)	Independent Bank Group, Inc.	(1,396,320)

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024  (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SUPER-REGIONAL BANKS-US (Continued)
	TOTAL COMMON STOCKS
	(Proceeds $14,167,595)	(13,561,653)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $14,167,595)	$(13,561,653)

Number of Contracts
	WRITTEN OPTIONS CONTRACTS — (4.8)%
	CALL OPTIONS — (3.4)%
	Retail Opportunity Investments Corp.
(98)	Exercise Price: $17.50, Notional Amount: $(171,500), Expiration Date: January 17, 2025*	(245)
	S&P 500 Index
(1,833)	Exercise Price: $6,000.00, Notional Amount: $(1,099,800,000), Expiration Date: March 31, 2025*	(23,334,090)
	TOTAL CALL OPTIONS
	(Proceeds $23,348,613)	(23,334,335)
	PUT OPTIONS — (1.4)%
	S&P 500 Index
(216)	Exercise Price: $6,175.00, Notional Amount: $(133,380,000), Expiration Date: January 31, 2025*	(5,861,160)
(1,833)	Exercise Price: $5,000.00, Notional Amount: $(916,500,000), Expiration Date: March 31, 2025*	(4,078,425)
	TOTAL PUT OPTIONS
	(Proceeds $10,000,034)	(9,939,585)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $33,348,647)	$(33,273,920)

LLC — Limited Liability Company

*	Non-income producing security.
[1]	Principal Amount denoted in local currency.
[2]	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[3]	Variable rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $200,692,926, which represents 28.72% of the total net assets of the Fund.
[5]	Callable.
[6]	Floating rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
[7]	Affiliated company.
[8]	All or a portion of this security is segregated as collateral for securities sold short or written options contracts. The market value of the securities pledged as collateral is $61,610,112, which represents 8.82% of the total net assets of the Fund.
[9]	Foreign security denominated in U.S. Dollars.
[10]	The rate is the annualized seven-day yield at period end.

First Trust Multi-Strategy Fund

	Value Beginning of Period	Additions	Reductions	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value End of Period	Dividend Income*
Collateralized Loan Obligations - 0.0%
Palmer Square CLO Ltd.⁽¹⁾	2,000,000	4,386	(2,000,014)	(4,372)	-	-	-
Palmer Square Loan Funding Ltd.	-	-	-	-	-	-	-
Total	$2,000,000	$4,386	$(2,000,014)	$(4,372)	$-	$-	$-

First Trust Multi-Strategy Fund
	Shares Beginning of Period	Purchases	Sales	Shares End of Period
Palmer Square CLO Ltd.⁽¹⁾	2,000,000	-	(2,000,000)	-
Palmer Square Loan Funding Ltd.	500,000	-	-	500,000
Total	2,500,000	-	(2,000,000)	500,000

*	Net of foreign withholding taxes.
⁽¹⁾	Not an affiliate at the ending of the period.